Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 82	€ 8	€ 253
Sale	756	37	€ 12
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	85	189
Sale	0
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	356	291
Sale	0
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	921	€ 1,205
Sale	€ 0